Description of Business (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 01, 2011	Aug. 01, 2008	Jan. 14, 2010 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Dec. 31, 2011 Rives-Monteiro Engineering LLC [Member]	Dec. 31, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 29, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 17, 2012 ERFS [Member]
Description of Business (Textual)
Exchange shares of Genesis		40,000	68,000			50,000,000
Percentage of outstanding shares of common stock sold							60.00%
Equity method investment, ownership percentage								49.00%	100.00%	100.00%	100.00%
Percentage of equity interest company has option to purchase for nominal sum at any time								51.00%
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Increase authorized share of common stock	500,000,000	500,000,000	500,000,000		500,000,000
Preferred stock, par value		$ 0.0001			$ 0.0001
Increased authorized shares of preferred stock in August 1, 2008		50,000,000		50,000,000	50,000,000
Reverse stock split	1-for-125.
Percentage of retained outstanding stock	40.00%	40.00%